Borrowings (Tables)	6 Months Ended
Jun. 30, 2017
Borrowings [Abstract]
Schedule of Borrowings

	June 30, 2017	December 31, 2016
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$74,500	$94,250
BNP Paribas S.A. and DVB Bank S.E.	58,500	60,750
Eurobank Ergasias S.A. $52,200	36,933	38,297
Eurobank Ergasias S.A. $52,000	34,878	36,102
Norddeutsche Landesbank Girozentrale	24,609	25,391
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	47,266	48,828
Ship Mortgage Notes $670,000	670,000	670,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	89,971	97,615
BNP Paribas $44,000	38,000	40,000
HSH $24,000	24,000	—
	1,098,657	1,111,233
Less: Deferred finance costs, net	(15,232)	(16,685)
Add: bond premium	1,274	1,390
Total borrowings	$1,084,699	$1,095,938
Less: current portion, net of deferred finance costs	(38,814)	(55,000)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	$1,045,885	$1,040,938

Long-Term Debt Obligations

Amount
Long-Term Debt Obligations:
Year
June 30, 2018	$40,211
June 30, 2019	116,982
June 30, 2020	90,231
June 30, 2021	91,260
June 30, 2022	727,160
June 30, 2023 and thereafter	32,813

Total	$1,098,657